                              SEPARATE ACCOUNT B


                                 Annual Report

                               December 31, 2000




                     PROVIDENT NATIONAL ASSURANCE COMPANY

                                A Subsidiary of
                           UnumProvident Corporation

                                  MANAGEMENT

                    BOARD OF MANAGERS OF SEPARATE ACCOUNT B


                      Henry E. Blaine, Chairman
                      H. Grant Law, Jr.
                      David G. Fussell
                      Susan N. Roth, Secretary
                          to the Board of Managers





                             PRINCIPAL OFFICERS OF
                     PROVIDENT NATIONAL ASSURANCE COMPANY


           J. Harold Chandler, President
           Thomas R. Watjen, Executive Vice President - Finance & Risk Mgt.
           F. Dean Copeland, Executive Vice President - Legal and Administrative Elaine D. Rosen, Executive Vice President
           Robert C. Greving, Senior Vice President and Chief Actuary
           John J. Iwanicki, Vice President and Treasurer
           Susan N. Roth, Vice President and Secretary
           Vicki W. Corbett, Vice President and Controller




This report and the financial statements attached are submitted solely for the general information of contract owners of Separate Account B and are not authorized for other use.

MESSAGE TO PARTICIPANTS IN
PROVIDENT NATIONAL'S
VARIABLE ANNUITY CONTRACTS


This annual report of Separate Account B contains the financial statements and portfolio information of Separate Account B for the twelve months ended December 31, 2000. Comparative figures that relate to Separate Account B's activities during the year of 2000 are provided below.

The accumulation value for Separate Account B decreased 13.1% for the year 2000, from 19.18 at year-end 1999 to 16.66 on December 31, 2000. During this same period the S & P 500 index declined by a yield adjusted 9.1%. Reflecting transfers to the fixed-dollar account, as well as withdrawals and retirements, the number of accumulation units outstanding on December 31, 2000 was 361,853 down from 609,502 twelve months earlier. As a result of withdrawals, net purchase payments received, and changes in the accumulation unit value, total contract owners' equity on December 31, 2000 was 7,829,040 compared to 14,186,833 on December 31, 1999.

After five years of 20%-plus annual equity performance, the market and your fund finally took a breather. Furthermore, large, high-quality growth company stocks performed far worse than smaller, low-growth stocks. For example, the highest growth quintile of the S&P 500 index was down 27% in 2000 versus the lowest growth quintile up 17%. Nervousness about the economy sent investors running for safety at the expense of long-term growth. Now with the Federal Reserve aggressively cutting interest rates and the likelihood of a federal tax cut, we believe the economy will improve and investors will value sound growth prospects more rationally. We are using this period of market turmoil to better strategically position the portfolio to benefit from the areas of the economy that will show the strongest performance long-term. We are confident in the eventual improvement of the economy, the stock market, and in your fund's performance.

Thank you for your continued support.


                                            /s/ David G. Fussell
                                            ------------------------------------
                                            David G. Fussell
                                            Chairman, Board of Managers
                                            Provident National Assurance Company
                                            Separate Account B

Provident National Assurance Company Separate Account B
Audited Financial Statements

December 31, 2000

Report of Independent Auditors..........................................  1
Statements of Assets and Liabilities....................................  2
Statements of Operations  ..............................................  3
Statements of Changes in Variable Annuity Contract Owners' Equity.......  4
Schedule of Investments.................................................  5
Supplementary Information...............................................  8
Notes to Financial Statements........................................... 10

                         [LETTERHEAD OF ERNST & YOUNG]


                        REPORT OF INDEPENDENT AUDITORS

Board of Managers and Contract Owners
Provident National Assurance Company
  Separate Account B

We have audited the accompanying statements of assets and liabilities of Provident National Assurance Company Separate Account B as of December 31, 2000 and 1999, including the schedule of investments as of December 31, 2000, and the related statements of operations and changes in contract owners' equity for each of the three years in the period ended December 31, 2000, and the supplementary information for each of the ten years in the period then ended. These financial statements and supplementary information are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and supplementary information based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 and 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary information referred to above present fairly, in all material respects, the financial position of Provident National Assurance Company Separate Account B at December 31, 2000 and 1999, the results of its operations and the changes in contract owners' equity for each of the three years in the period ended December 31, 2000, and the supplementary information for each of the ten years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                  /s/ Ernest & Young LLP


January 24, 2001

STATEMENTS OF ASSETS AND LIABILITIES

Provident National Assurance Company Separate Account B

                                                                          December 31
                                                                       2000          1999
                                                                    -------------------------
ASSETS

Investments:

   Common stocks--at market value
      (Cost: 2000 -- $5,052,416: 1999 -- $7,275,732)                $ 7,894,360   $15,689,215

Cash                                                                     20,578        45,351
Accrued dividends and interest                                            4,618         5,788
Amounts due from Provident National Assurance Company                        95       310,630
                                                                    -----------   -----------

                                          TOTAL ASSETS                7,919,651    16,050,984
                                                                    -----------   -----------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Amounts payable for terminations and variable annuity benefits           83,407     1,848,827
Management fee and other amounts due Provident
   National Assurance Company                                             7,204        15,324
                                                                    -----------   -----------

                                     TOTAL LIABILITIES                   90,611     1,864,151
                                                                    -----------   -----------


Contract owners' equity:
   Deferred annuity contracts terminable by owners--(accumulation units outstanding: 2000 -- 361,852.882; 1999 -- 609,501.533;
     unit value: 2000 -- $16.659801; 1999 -- $19.180992)              6,028,397    11,696,884
   Annuity contracts in pay-out period                                1,800,643     2,495,989
                                                                    -----------   -----------

                         TOTAL CONTRACT OWNERS' EQUITY              $ 7,829,040   $14,186,833
                                                                    ===========   ===========

See notes to financial statements.

STATEMENTS OF OPERATIONS

Provident National Assurance Company Separate Account B

                                                                   Year Ended December 31
                                                               2000          1999         1998
                                                           ---------------------------------------
INVESTMENT INCOME

   Income:

      Dividends                                            $     69,715   $   117,994  $   125,202
      Interest                                                    2,306         8,906        5,447
                                                           ------------   -----------  -----------
                                                                 72,021       126,900      130,649
                                                           ------------   -----------  -----------
   Expenses--Note C:
      Investment advisory services                               55,413        90,919       75,117
      Mortality and expense assurances                           77,579       127,286      105,163
                                                           ------------   -----------  -----------
                                                                132,992       218,205      180,280
                                                           ------------   -----------  -----------

                                NET INVESTMENT LOSS             (60,971)      (91,305)     (49,631)
                                                           ------------   -----------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS--NOTE A

   Net realized gain from investment transactions
    (excluding short-term securities):
      Proceeds from sales                                     6,403,630     9,283,030    4,795,716
      Cost of investments sold                                2,311,287     4,400,934    2,751,226
                                                           ------------   -----------  -----------
         Net realized gain                                    4,092,343     4,882,096    2,044,490
                                                           ------------   -----------  -----------
   Net unrealized appreciation of investments:
      At end of year                                          2,841,944     8,413,483    9,299,268
      At beginning of year                                    8,413,483     9,299,268    6,462,658
                                                           ------------   -----------  -----------
      Increase (decrease)  in net unrealized appreciation
          of investments                                     (5,571,539)     (885,785)   2,836,610
                                                           ------------   -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                            (1,479,196)    3,996,311    4,881,100
                                                           ------------   -----------  -----------
           INCREASE (DECREASE) IN CONTRACT OWNERS'
                EQUITY FROM INVESTMENT ACTIVITIES          $ (1,540,167)  $ 3,905,006  $ 4,831,469
                                                           ============   ===========  ===========

Ratio of expenses to total investment income                     184.66%       171.95%      137.99%
                                                           ============   ===========  ===========



See notes to financial statements.

STATEMENTS OF CHANGES IN VARIABLE ANNUITY CONTRACT OWNERS' EQUITY

Provident National Assurance Company Separate Account B

                                                                    Year Ended December 31
                                                               2000          1999         1998
                                                           ------------------------------------------
BALANCE AT BEGINNING OF YEAR                               $14,186,833   $18,293,024   $16,453,121
                                                           -----------   -----------   -----------

FROM INVESTMENT ACTIVITIES:

   Net investment loss                                         (60,971)      (91,305)      (49,631)
   Net realized gain on investments                          4,092,343     4,882,096     2,044,490
   Increase (decrease) in net unrealized appreciation
        of investments                                      (5,571,539)     (885,785)    2,836,610
                                                           -----------   -----------   -----------
   Increase (decrease) in contract owners' equity from
         investment activities                              (1,540,167)    3,905,006     4,831,469
                                                           -----------   -----------   -----------


FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS:

   Net contract purchase payments (Units purchased):
     2000--       336.590;
     1999--       940.920;
     1998--    1,326.260;                                        6,172        15,418        17,001
   Terminations and death benefits (Units terminated):
     2000--  247,985.241;
     1999--  438,602.231;
     1998--  219,758.026;                                   (4,425,540)   (7,587,364)   (2,718,161)
   Variable annuity benefits paid (Number of units):
     2000--   22,045.104;
     1999--   26,818.794;
     1998--   22,625.469;                                     (398,258)     (439,251)     (290,406)
                                                           -----------   -----------   -----------

Decrease in contract owners' equity from variable
 annuity contract transactions                              (4,817,626)   (8,011,197)   (2,991,566)
                                                           -----------   -----------   -----------

NET INCREASE (DECREASE) IN CONTRACT
 OWNERS' EQUITY                                             (6,357,793)   (4,106,191)    1,839,903
                                                           -----------   -----------   -----------

BALANCE AT END OF YEAR                                     $ 7,829,040   $14,186,833   $18,293,024
                                                           ===========   ===========   ===========

See notes to financial statements.

SCHEDULE OF INVESTMENTS

Provident National Assurance Company Separate Account B

December 31, 2000

                                              Number of             Market
                                               Shares               Value
                                           ------------           ---------
COMMON STOCKS

CAPITAL GOODS (12.2%)

  Allied Waste Industries, Inc.  *               8,800       $       128,150
  Corning, Inc.                                  3,000               158,437
  General Electric Company                       4,900               234,894
  Textron, Inc.                                  2,000                93,000
  Tyco International, Ltd.                       4,100               227,550
  Waste Management, Inc.                         4,000               111,000
                                                             ---------------
                                                                     953,031

CONSUMER GOODS (10.3%)

  Gillette Company                               3,700               133,663
  Lear Corporation  *                            2,900                71,956
  Lowe's Companies, Inc.                           800                35,600
  Newell Rubbermaid, Inc.                        5,900               134,225
  Office Depot, Inc.  *                          7,100                50,587
  PepsiCo, Inc.                                  7,100               351,894
  Staples, Inc.  *                               2,500                29,531
                                                             ---------------
                                                                     807,456

CONSUMER SERVICES (19.6%)

  Cendant Corporation  *                         5,660                54,478
  Comcast Corporation Class A  *                 7,000               292,250
  Gannett Company, Inc.                          2,000               126,125
  Kroger Company  *                              7,000               189,438
  Safeway, Inc.  *                               6,800               425,000
  United Rentals, Inc.  *                        7,200                96,750
  Viacom, Inc. Class B  *                          900                42,075
  Wal-Mart Stores, Inc.                          3,800               201,875
  Walt Disney Company                            3,700               107,069
                                                             ---------------
                                                                   1,535,060

ENERGY (6.2%)

  Grant Prideco, Inc.  *                         3,600                78,975
  Royal Dutch Petroleum Company                  2,500               151,406
  Schlumberger, Ltd.                             1,400               111,913
  Weatherford International, Inc.  *             3,100               146,475
                                                              --------------
                                                                     488,769

See notes to financial statements.

Provident National Assurance Company Separate Account B

December 31, 2000

                                                               Number of             Market
                                                                Shares               Value
                                                            ------------        -------------
COMMON STOCKS - Continued

FINANCIAL (8.1%)

  American Express Company                                       3,000          $     164,813
  Bank of America Corporation                                    3,100                142,213
  Chase Manhattan Corporation                                    4,350                197,653
  Washington Mutual, Inc.                                        2,400                127,350
                                                                                -------------
                                                                                      632,029

HEALTH CARE (19.6%)

  Bristol Myers Squibb Company                                   2,000                147,875
  Eli Lilly and Company                                          1,700                158,206
  HealthSouth Corporation  *                                    18,600                303,413
  Johnson & Johnson                                              1,432                150,450
  Medtronic, Inc.                                                3,800                229,425
  Merck & Company, Inc.                                          1,700                159,162
  Sunrise Assisted Living, Inc.  *                               5,100                127,500
  Tenet Healthcare Corporation                                   5,900                262,181
                                                                                -------------
                                                                                    1,538,212

TECHNOLOGY - HARDWARE (8.0%)

  Cisco Systems, Inc.  *                                         6,800                260,100
  Intel Corporation                                              5,100                154,275
  JDS Uniphase Corporation  *                                      300                 12,506
  Lucent Technologies, Inc.                                      3,076                 41,526
  SCI Systems, Inc.  *                                           6,100                160,887
                                                                                 ------------
                                                                                      629,294

TECHNOLOGY - SOFTWARE & SERVICES (9.0%)

  America Online, Inc.  *                                        4,000                139,200
  Computer Associates International                              3,900                 76,050
  First Data Corporation                                         1,500                 79,031
  Microsoft Corporation  *                                       5,200                226,200
  Oracle Corporation  *                                          6,300                183,094
                                                                                -------------
                                                                                      703,575

See notes to financial statements.

Provident National Assurance Company Separate Account B

December 31, 2000

                                                               Number of             Market
                                                                Shares               Value
                                                            ------------          ----------
COMMON STOCKS - Continued

TELECOMMUNICATIONS (7.8%)
  Broadwing, Inc.  *                                             5,600            $   127,750
  Global Crossing Ltd.  *                                        5,740                 82,154
  Palm, Inc.  *                                                    500                 14,156
  Qwest Communications International  *                          1,500                 61,500
  Sprint Corporation FON Group                                   2,000                 40,625
  Sprint Corporation PCS Group  *                                3,000                 61,312
  Vodafone Airtouch, PLC - ADR                                   3,000                107,437
  Worldcom, Inc.  *                                              8,000                112,000
                                                                                  -----------
                                                                                      606,934
                                                                                  ------------

TOTAL COMMON STOCK (100.8%)                                                         7,894,360
                                                                                  -----------

TOTAL INVESTMENTS (100.8%)                                                          7,894,360

CASH AND RECEIVABLES LESS LIABILITIES (-0.8%)                                         (65,320)
                                                                                  ------------

TOTAL CONTRACT OWNERS' EQUITY (100.0%)                                            $ 7,829,040
                                                                                  ===========

*   Non-income producing security.

See notes to financial statements.

SUPPLEMENTARY INFORMATION

Provident National Assurance Company Separate Account B

Selected data for an accumulation unit outstanding throughout each year excluding sales loads:

                                                                Year Ended December 31
                                                  2000        1999           1998           1997            1996
                                              ------------------------------------------------------------------
Investment income                             $   0.12    $   0.12     $     0.10     $     0.10      $     0.11
Expenses                                          0.22        0.20           0.14           0.12            0.09
                                              --------    --------     ----------     ----------      ----------
Net investment income (loss)                     (0.10)      (0.08)         (0.04)         (0.02)           0.02
Net realized and unrealized gain
   (loss) on investments                         (2.42)       4.07           3.85           2.96            1.51
                                              --------    --------     ----------     ----------      ----------
Net increase (decrease) in contract
   owners' equity                                (2.52)       3.99           3.81           2.94            1.53
Net contract owners' equity:
   Beginning of year                             19.18       15.19          11.38           8.44            6.91
                                              --------    --------     ----------     ----------      ----------

   End of year                                $  16.66    $  19.18     $    15.19     $    11.38      $     8.44
                                              ========    ========     ==========     ==========      ==========

Ratio of expenses to average contract
   owners' equity                                 1.20%       1.22%          1.07%          1.16%           1.20%
Ratio of net investment income (loss) to
   average contract owners' equity               (0.55%)     (0.51%)        (0.30%)        (0.16%)          0.30%
Portfolio turnover                                   1%         14%            11%            25%             28%
Number of accumulation units
   outstanding at end of year                  361,853     609,502      1,043,607      1,310,831       1,538,926

See notes to financial statements.

Provident National Assurance Company Separate Account B

Selected data for an accumulation unit outstanding throughout each year excluding sales loads:

                                                                  Year Ended December 31
                                                1995         1994          1993         1992          1991
                                          ----------------------------------------------------------------
Investment income                         $     0.13   $     0.15    $     0.14   $     0.12    $     0.13
Expenses                                        0.07         0.07          0.06         0.06          0.05
                                          ----------   ----------    ----------   ----------    ----------
Net investment income                           0.06         0.08          0.08         0.06          0.08
Net realized and unrealized gain (loss)
   on investments                               1.44        (0.32)         0.54        (0.07)         1.22
                                          ----------   ----------    ----------   ----------    ----------
Net increase (decrease) in contract
   owners' equity                               1.50        (0.24)         0.62        (0.01)         1.30
Net contract owners' equity:
   Beginning of year                            5.41         5.65          5.03         5.04          3.74
                                          ----------   ----------    ----------   ----------    ----------

   End of year                            $     6.91   $     5.41    $     5.65   $     5.03    $     5.04
                                          ==========   ==========    ==========   ==========    ==========


Ratio of expenses to average contract
   owners' equity                               1.21%        1.21%         1.22%        1.21%         1.21%
Ratio of net investment income to
   average contract owners' equity              0.89%        1.72%         1.39%        1.36%         1.91%
Portfolio turnover                               101%          70%           57%          35%           42%
Number of accumulation units
   outstanding at end of year              1,767,394    2,097,793     2,242,809    2,655,895     2,854,559

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

Provident National Assurance Company Separate Account B

December 31, 2000

NOTE A--INVESTMENTS AND ACCOUNTING POLICIES

Separate Account B is a segregated investment account of Provident National Assurance Company (a wholly-owned subsidiary of UnumProvident Corporation, formerly Provident Companies, Inc.) and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Certain administrative services of Separate Account B are provided by American General Corporation under a contract dated May 15, 1998. These services include processing of unit transactions and daily unit value calculations subsequent to December 1, 1998 as well as accounting and other services.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

Common stocks are valued at published market quotations which represent the closing sales price for securities traded on a national stock exchange or the mean between the quoted bid and asked prices for those traded over-the-counter. Short-term investments are valued at cost plus accrued interest.

Realized and unrealized gains and losses are credited to or charged to contract owners' equity. The identified cost basis has been used in determining realized gains and losses on sales of investments. There were gross unrealized gains of $3,474,407 and gross unrealized losses of $632,463 at December 31, 2000. Security transactions are recorded on the day after the securities are purchased or sold. Dividends are taken into income on an accrual basis as of the ex-dividend date.

A summary of the cost of investments purchased and proceeds from investments sold for the three years in the period ended December 31, 2000 is shown below.

                                              Year Ended December 31
                                           2000         1999           1998
                                       ----------------------------------------

Cost of investments purchased          $ 7,090,912   $19,725,034   $11,431,634
   Less: Short-term securities           7,002,941    17,082,494     9,586,080
                                       -----------   -----------   -----------
                                       $    87,971   $ 2,642,540   $ 1,845,554
                                       ===========   ===========   ===========


Proceeds from investments sold         $13,406,571   $26,374,430   $14,383,400
   Less: Short-term securities           7,002,941    17,091,400     9,587,684
                                       -----------   -----------   -----------
                                       $ 6,403,630   $ 9,283,030   $ 4,795,716
                                       ===========   ===========   ===========

The aggregate cost of investments for federal income tax purposes is the same as that presented in the Statements of Assets and Liabilities.

Provident National Assurance Company Separate Account B

December 31, 2000

NOTE B--FEDERAL INCOME TAXES

Operations of Separate Account B will form a part of the income tax return of Provident National Assurance Company, which is taxed as a "life insurance company" under the Internal Revenue Code.

Under current law, no federal income taxes are payable with respect to Separate Account B.

NOTE C--EXPENSES

Deductions are made by Provident National Assurance Company at the end of each valuation period for investment advisory services and for mortality and expense assurances, which on an annual basis are approximately .50% and .70%, respectively, of the net assets of Separate Account B.

NOTE D--COMMITMENTS

In 2000, UnumProvident Corporation agreed on terms to sell the Provident National Assurance Company corporate shell, including the Separate Account B assets and liabilities, to Allstate Life Insurance Company. This transaction is expected to close in the first quarter of 2001 and will have no impact on the contract owners of Separate Account B.

ACCUMULATION UNIT VALUE TABLE
(Unaudited)

Provident National Assurance Company Separate Account B

End of Month                Accumulation Unit Value              End of Month      Accumulation Unit Value
------------                -----------------------              ------------      -----------------------
December 1968                      1.036279                       March 1995              5.656995
December 1969                      1.080379                       June                    6.194660
December 1970                      1.030039                       September               6.505252
December 1971                      1.178612                       December                6.908158
December 1972                      1.403795                       March 1996              7.309625
December 1973                      1.126624                       June                    7.593667
December 1974                      0.863269                       September               7.851947
December 1975                      1.022844                       December                8.435567
December 1976                      1.156853                       March 1997              8.468896
December 1977                      1.064425                       June                   10.238554
December 1978                      1.094150                       September              11.146167
December 1979                      1.219189                       December               11.384926
December 1980                      1.555258                       March 1998             12.975484
December 1981                      1.473246                       June                   13.465013
December 1982                      1.812441                       September              11.758633
December 1983                      2.132092                       December               15.192155
December 1984                      2.029912                       March 1999             15.889579
December 1985                      2.480050                       June                   17.218781
December 1986                      2.743444                       September              15.844714
December 1987                      2.734169                       December               19.180992
December 1988                      3.087892                       January 2000           18.177575
December 1989                      3.812606                       February               17.920791
December 1990                      3.736441                       March                  19.749348
December 1991                      5.036212                       April                  18.957049
December 1992                      5.028547                       May                    18.336997
March 1993                         5.208499                       June                   19.048870
June                               5.190340                       July                   18.105840
September                          5.441446                       August                 19.192068
December                           5.646864                       September              17.707495
March 1994                         5.386379                       October                17.960464
June                               5.274454                       November               16.236564
September                          5.475394                       December               16.659801
December                           5.410722

Initial contributions to Separate Account B were received on February 1, 1968, prior to which time the unit value was set at 1.000000

The above indicates the accumulation unit value on the last valuation day of each year from December 1968 through December 1992, on the last valuation day of each quarter from March 1993 through December 1999, and on the last valuation day of each month of 2000. The results shown should not be considered as a representation of the results which may be realized in the future.